EQUITY INVESTMENTS - Summarized Financial Information of Equity Investments (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income
Revenues	CAD 4,336	CAD 4,337	CAD 4,814
Operating and other expenses	(3,143)	(3,254)	(3,489)
Net income	1,080	1,046	1,264
Net income attributable to TCPL	514	440	CAD 522
Balance Sheet
Current assets	1,669	1,530
Non-current assets	15,853	13,190
Current liabilities	(1,120)	(1,370)
Non-current liabilities	CAD (5,867)	CAD (3,116)